Non-controlling Interests (Details) In Thousands, unless otherwise specified	0 Months Ended				0 Months Ended
	Oct. 01, 2011 Sinovac Beijing USD ($)	Oct. 01, 2011 Sinovac Beijing CNY	Oct. 01, 2011 Sinovac Beijing	Sep. 30, 2011 Sinovac Beijing	Apr. 08, 2013 Sinovac Beijing Sino Bioway	Dec. 31, 2014 Sinovac Dalian	Dec. 31, 2013 Sinovac Dalian
Non-controlling Interests
Increase in ownership (as a percent)	1.53%	1.53%
Increase in ownership by the entity in a subsidiary through contributing dividends declared to another subsidiary, but unpaid	$ 2,998	18,600
Adjustment charged to additional paid-in capital, resulted from the difference between adjusted carrying amount of non-controlling interest and consideration	$ 258	1,600
Non-controlling ownership interest (as a percent)			26.91%	28.44%		45.00%	45.00%
Transfer of noncontrolling equity interest to Xiamen Bioway Biotech Co., Ltd. (as a percent)					26.91%